Derivative Financial Instruments (Notional amount of derivative instruments) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Notional Amount of Derivatives	$ 217,315,919	$ 180,139,607	$ 112,201,233
Forward foreign exchange contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	165,646,228	92,859,692	33,501,503
Interest rate swap contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	48,000,000	76,000,000	54,000,000
Cross-currency interest rate swap contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	$ 3,669,691	$ 11,279,915	$ 24,699,730